Convertible redeemable preferred shares (Details)			12 Months Ended
	Mar. 09, 2012 CNY (¥) Vote	Mar. 09, 2012 USD ($) Vote $ / shares shares	Dec. 31, 2019 CNY (¥)
Share capital
Issuance of shares | ¥			¥ 211,959,000
Series A Preferred Shares
Share capital
Number of shares issued | shares		15,600,000
Price per share		$ 1
Issuance of shares	¥ 98,132,000	$ 15,600,000
Par value of shares		$ 1
Preferred stock, Dividend rate	8.00%	8.00%
Number of votes per preferred share upon conversion to ordinary share | Vote	1	1
Initial conversion ratio	1	1
Redemption price as a percent of issuance price	100.00%	100.00%
Percentage of redemption amount accruing from issuance of note till redemption	10.00%	10.00%
Liquidation preferences as a percent of issuance price	100.00%	100.00%
Percentage of Liquidation preference amount accruing from issuance of note till redemption	8.00%	8.00%